Goodwill and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Schedule of goodwill and other assets	Other assets consist of:

	December 31, 2021	December 31, 2020
Goodwill	$2,775	$2,775
Other assets	1,124	1,396
	$3,899	$4,171